Depreciation, depletion and amortization	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Disclosure of depreciation and amortisation expense [text block]	Depreciation, depletion and amortization

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2026	2025	2026	2025
Total depreciation, depletion and amortization by segment
gas & low carbon energy	1,139	1,407	2,325	2,573
oil production & operations	1,754	1,933	3,763	3,720
customers & products	1,002	1,060	1,966	2,045
other businesses & corporate	254	241	505	486
	4,149	4,641	8,559	8,824
Total depreciation, depletion and amortization by geographical area
US	1,721	1,897	3,600	3,633
Non-US	2,428	2,744	4,959	5,191
	4,149	4,641	8,559	8,824